RISKS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks
Accounts receivable	$ 2,131,371	$ 1,917,732	$ 2,569,874
Deposits and other receivables	$ 0	$ 69,000